SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Options (Details) $ / shares in Units, $ in Millions	1 Months Ended		11 Months Ended	12 Months Ended
	Nov. 30, 2023 boardMember shares	Nov. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share options:
Options outstanding, granted in period (in shares)	74,246	1,088,932		74,246
Number of shares upon exercise of option		1
Number of board members | boardMember	2
Options, outstanding (in shares)			1,088,932	1,163,178	1,088,932
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures [Abstract]
Options outstanding, beginning of year (in shares)				1,088,932
Granted during the year	74,246	1,088,932		74,246
Option outstanding, end of year (in shares)			1,088,932	1,163,178	1,088,932
Options outstanding and exercisable (in shares)				272,233
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, options, outstanding (USD per share) | $ / shares			$ 10.0	$ 10.2	$ 10.0
Weighted average exercise price, options, exercises in period (USD per share) | $ / shares				12.5
Options outstanding and exercisable, weighted average exercise price (USD per share) | $ / shares				$ 10.0
Weighted average remaining contractual term (years)				3 years	4 years
Weighted average remaining contractual term, granted during the period (years)				3 years
Options outstanding and exercisable, weighted average remaining contractual term (years)				3 years
LTIP
Share options:
Award vesting period (in years)	3 years	4 years
Lapse term	3 years	4 years
Employee stock options
Share options:
Total unrecognized compensation cost | $			$ 5.1	$ 3.7	$ 5.1
Weighted average period of recognition for unrecognized compensation cost				3 years
Weighted average assumptions used:
Risk free interest rate	4.80%	4.00%
Expected volatility of common stock	30.00%	30.00%
Expected dividend yield	0.00%	0.00%
Expected term of options (in years)	3 years	4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized in the consolidated statement of income | $			$ 0.2	$ 1.7
Employee stock options | LTIP
Share options:
Number of shares authorized for grant (in shares)		1,088,932